Related Party Transactions - Interest Rate Swap Agreements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Mar. 31, 2014 Agreement
Related Party Transaction [Line Items]
Novation of derivative liabilities	$ 2,985
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Number of interest rate swap agreements		2
Novation of derivative liabilities		$ 2,985